united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/18

Date of reporting period: 08/31/18

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.7%
	AEROSPACE & DEFENSE - 7.2%
7,987	Boeing Co.	$2,737,864
21,684	Harris Corp.	3,523,867
42,700	HEICO Corp.	3,872,036
8,033	Lockheed Martin Corp.	2,573,854
		12,707,621
	BANKS - 4.8%
63,798	Bank of the Ozarks, Inc.	2,581,267
25,857	JPMorgan Chase & Co.	2,962,695
40,211	SunTrust Banks, Inc.	2,957,921
		8,501,883
	BIOTECHNOLOGY - 1.7%
14,410	Amgen, Inc.	2,879,262

	CHEMICALS - 3.3%
14,850	Air Products & Chemicals, Inc.	2,469,407
7,450	Sherwin-Williams Co.	3,394,071
		5,863,478
	COMMERCIAL SERVICES - 4.2%
14,345	Ecolab, Inc.	2,158,636
13,162	MarketAxess Holdings, Inc.	2,498,411
66,433	Service Corp. International	2,787,529
		7,444,576
	COMPUTERS - 2.5%
19,355	Apple, Inc.	4,405,779

	DIVERSIFIED FINANCIAL SERVICES - 6.9%
14,090	Ameriprise Financial, Inc.	2,000,216
4,211	BlackRock, Inc.	2,017,322
49,305	Discover Financial Services	3,851,707
29,123	Visa, Inc.	4,277,877
		12,147,122
	EQUIPMENT - 2.1%
28,561	Motorola Solutions, Inc.	3,666,089

	ENVIRONMENTAL CONTROL - 2.0%
44,746	Waste Connections, Inc.	3,552,385

	FOOD - 2.9%
55,785	Hormel Foods Corp.	2,183,983
24,004	McCormick & Co., Inc.	2,997,620
		5,181,603
	HEALTHCARE PRODUCTS - 1.7%
30,727	Medtronic PLC	2,962,390

	HEALTHCARE SERVICES - 5.2%
6,537	Chemed Corp.	2,114,981
28,974	Quest Diagnostics, Inc.	3,186,561
14,428	UnitedHealth Group, Inc.	3,873,341
		9,174,883
	HOUSEHOLD PRODUCTS - 2.0%
62,951	Church & Dwight Co, Inc.	3,561,768

	INSURANCE - 1.7%
28,753	Allstate Corp.	2,891,689

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.7% - (Continued)
	INTERNET - 1.6%
20,998	Expedia, Inc.	$2,740,238

	MACHINERY DIVERSIFIED - 1.4%
16,763	Nordson Corp.	2,330,392

	MEDIA - 3.4%
87,947	Comcast Corp.	3,253,160
11,849	FactSet Research Systems, Inc.	2,718,042
		5,971,202
	OIL & GAS - 2.8%
98,362	Cabot Oil & Gas Corp.	2,343,966
21,003	Phillips 66	2,489,066
		4,833,032
	PHARMACEUTICALS - 3.5%
31,616	Perrigo Co. PLC	2,418,940
41,156	Zoetis, Inc.	3,728,734
		6,147,674
	PIPELINES - 2.3%
101,673	Antero Midstream GP LP	1,717,257
35,264	ONEOK, Inc.	2,324,250
		4,041,507
	REAL ESTATE INVESTMENT TRUSTS - 3.0%
20,729	American Tower Corp.	3,091,108
5,162	Equinix, Inc.	2,251,303
		5,342,411
	RETAIL - 12.2%
23,489	Casey's General Stores, Inc.	2,681,739
17,858	Costco Wholesale Corp.	4,163,236
8,419	Domino's Pizza, Inc.	2,513,577
16,523	Home Depot, Inc.	3,317,323
42,245	Ross Stores, Inc.	4,046,226
42,485	Starbucks Corp.	2,270,823
21,736	TJX Cos, Inc.	2,390,308
		21,383,232
	SEMICONDUCTORS - 3.8%
14,258	Broadcom Ltd.	3,122,930
31,510	Texas Instruments, Inc.	3,541,724
		6,664,654
	SOFTWARE - 7.0%
16,371	Intuit, Inc.	3,592,943
25,839	j2 Global, Inc.	2,133,526
24,886	Jack Henry & Associates, Inc.	3,942,938
23,361	Microsoft Corp.	2,624,141
		12,293,548

	TECHNOLOGY SERVICES - 4.4%
19,869	Broadridge Financial Solutions, Inc.	2,685,097
14,013	MSCI, Inc.	2,525,983
35,034	Paychex, Inc.	2,566,241
		7,777,321
	TRANSPORTATION - 1.5%
17,390	Union Pacific Corp.	2,619,281

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security		Market Value

	COMMON STOCK - 99.7% - (Continued)
	UTILITIES - 4.6%
270,596	Algonquin Power & Utilities Corp.		$2,800,669
28,548	American Water Works Co., Inc.		2,498,805
16,834	NextEra Energy, Inc.		2,863,463
			8,162,937

	TOTAL COMMON STOCK (Cost - $131,127,118)		$175,247,957

	TOTAL INVESTMENTS - 99.7% (Cost - $131,127,118) (a)		$175,247,957
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		439,955
	NET ASSETS - 100.00%		$175,687,912

LP - Limited Partnership
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $131,471,268 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$44,964,941
		Unrealized depreciation:	(1,188,252)
		Net unrealized appreciation:	$43,776,689

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.3%
	AEROSPACE & DEFENSE - 1.5%
2,795	Safran SA	$364,039

	AGRICULTURE - 2.7%
6,189	British American Tobacco PLC	300,045
4,556	Philip Morris International, Inc.	354,867
		654,912
	APPAREL - 2.0%
1,932	adidas AG	483,234

	AUTO PARTS & EQUIPMENT - 1.5%
9,185	Cie Plastic Omnium SA	365,091

	BANKS - 7.4%
5,164	BNP Paribas SA	304,741
20,385	DNB ASA	415,590
15,283	Hang Seng Bank Ltd.	414,606
373,255	Lloyds Banking Group PLC	288,258
6,480	Toronto-Dominion Bank	390,852
		1,814,047
	BEVERAGES - 1.5%
10,322	Diageo PLC	361,926

	CHEMICALS - 5.5%
8,180	Nissan Chemical Industries Ltd.	390,746
3,088	Nitto Denko Corp.	240,165
6,986	Novozymes A/S	384,354
3,658	Shin-Etsu Chemical Co. Ltd.	343,333
		1,358,598
	COMMERCIAL SERVICES - 1.5%
16,541	RELX PLC	368,321

	COSMETICS/PERSONAL CARE - 3.1%
4,927	Kao Corp.	383,105
6,590	Unilever NV - ADR	379,832
		762,937
	DIVERSIFIED FINANCIAL SERVICES - 7.5%
22,302	Close Brothers Group PLC	463,894
5,483	Euronext NV	361,600
11,667	Intrum Justitia AB	297,279
6,860	Julius Baer Group Ltd.	364,810
21,587	ORIX Corp.	347,860
		1,835,443
	ELECTRIC - 1.5%
35,957	Algonquin Power & Utilities Corp.	372,820

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
3,968	Schneider Electric SE	323,223

	ELECTRONICS - 1.1%
1,903	Nidec Corp.	276,040

	ENGINEERING & CONSTRUCTION - 2.9%
43,545	CK Infrastructure Holdings Ltd.	318,637
28,444	HomeServe PLC	385,071
		703,708

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.3% (Continued)
	ENTERTAINMENT - 3.8%
14,621	Aristocrat Leisure Ltd.	$334,575
4,202	Evolution Gaming Group AB	322,392
3,043	Paddy Power Betfair PLC	277,689
		934,656
	FOOD - 1.8%
3,799	Kerry Group PLC	434,611

	FOOD SERVICES - 1.6%
18,480	Compass Group PLC	398,911

	GAS - 1.5%
6,391	Rubis SCA	379,653

	HAND/MACHINE TOOLS - 1.5%
60,969	Techtronic Industries Co. Ltd.	373,263

	HEALTHCARE-PRODUCTS - 1.7%
4,400	Medtronic PLC	424,204

	HEALTHCARE-SERVICES - 1.4%
4,454	Fresenius SE & Co. KGaA	340,961

	HOUSEHOLD PRODUCTS - 1.1%
2,349	Henkel AG & Co. KGaA	300,528

	INSURANCE - 3.4%
46,034	AIA Group Ltd.	397,462
9,517	Tokio Marine Holdings, Inc.	449,368
		846,830
	INTERNET - 2.5%
23,248	Cerved Group SpA	243,129
8,386	Tencent Holdings Ltd.	360,484
		603,613
	LEISURE PRODUCTS - 1.4%
7,693	CTS Eventim AG & Co KGaA	342,026

	MACHINERY-CONSTRUCTION & MINING - 3.0%
12,733	Atlas Copco AB	363,333
12,159	Modec, Inc.	368,736
		732,069
	MACHINERY-DIVERSIFIED - 4.3%
1,156	SMC Corp.	385,916
4,506	Spirax-Sarco Engineering PLC	418,146
4,847	Toromont Industries Ltd.	242,508
		1,046,570
	MEDIA - 1.4%
17,066	Quebecor, Inc.	343,951

	OIL & GAS - 1.8%
11,028	Suncor Energy, Inc.	454,330

	PACKAGING & CONTAINERS - 1.0%
5,171	CCL Industries, Inc.	249,320

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security		Market Value

	COMMON STOCK - 99.3% (Continued)
	PHARMACEUTICALS - 9.2%
8,884	Dechra Pharmaceuticals PLC		$361,176
3,575	Merck KGaA		376,546
7,388	Novo Nordisk A/S - ADR		363,268
4,771	Perrigo Co. PLC		365,029
1,430	Roche Holding AG		355,362
7,440	Shionogi & Co. Ltd.		433,274
			2,254,655
	PIPELINES - 1.5%
11,103	Enbridge, Inc.		378,998

	REAL ESTATE - 1.5%
22,909	Hufvudstaden AB		357,610

	RETAIL - 2.6%
1,869	Cosmos Pharmaceutical Corp.		391,759
6,396	Dollarama, Inc.		242,066
			633,825
	SEMICONDUCTORS - 2.1%
2,306	Broadcom Ltd.		505,083

	SOFTWARE - 3.8%
2,268	Dassault Systemes SE		368,927
2,876	SimCorp. A/S		273,032
1,561	Temenos Group AG		282,372
			924,331
	STORAGE/WAREHOUSING - 1.4%
50,496	Safestore Holdings PLC		349,054

	TELECOMMUNICATIONS - 1.6%
14,700	KDDI Corp.		389,454

	TRANSPORTATION - 1.4%
4,108	Canadian National Railway Co.		365,638

	TOTAL COMMON STOCK (Cost - $22,378,544)		24,408,483

	TOTAL INVESTMENTS - 99.3% (Cost - $22,378,544) (a)		$24,408,483
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		171,869
	NET ASSETS - 100.0%		$24,580,352

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,570,795 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$2,900,172
		Unrealized depreciation:	(1,062,484)
		Net unrealized appreciation:	$1,837,688

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 95.7%
	AEROSPACE & DEFENSE - 4.7%
194	BWX Technologies, Inc.	$11,896
93	Harris Corp.	15,113
215	HEICO Corp.	19,496
		46,505
	BANKS - 4.1%
289	Bank of the Ozarks, Inc.	11,693
549	Home BancShares, Inc.	12,852
211	Prosperity Bancshares, Inc.	15,791
		40,336
	BUILDING MATERIALS - 0.9%
173	Fortune Brands Home & Security, Inc.	9,166

	CHEMICALS - 2.2%
75	International Flavors & Fragrances, Inc.	9,772
68	Quaker Chemical Corp.	12,250
		22,022
	COMMERCIAL SERVICES - 4.0%
240	Healthcare Services Group, Inc.	9,890
77	MarketAxess Holdings, Inc.	14,616
367	Service Corp. International	15,399
		39,905
	DISTRIBUTION/WHOLESALE - 3.1%
330	Core-Mark Holding Co., Inc.	11,804
116	Pool Corp.	19,054
		30,858
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
304	Cohen & Steers, Inc.	12,637
169	Evercore, Inc.	17,939
266	Lazard Ltd.	12,805
		43,381
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
76	Littelfuse, Inc.	16,991

	ELECTRONICS - 3.8%
1,397	ADT, Inc.	12,503
291	Badger Meter, Inc.	15,990
98	SYNNEX Corp.	9,503
		37,996
	ENVIRONMENTAL CONTROL - 1.4%
172	Waste Connections, Inc.	13,655

	FOOD - 3.4%
185	Calavo Growers, Inc.	19,582
97	J&J Snack Foods Corp.	14,114
		33,696
	HAND/MACHINE TOOLS - 1.3%
74	Snap-on, Inc.	13,082

	HEALTHCARE-PRODUCTS - 4.2%
93	Cantel Medical Corp.	9,021
144	ResMed, Inc.	16,043
149	STERIS PLC	17,049
		42,113

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security	Market Value

	COMMON STOCK - 95.7% (Continued)
	HEALTHCARE-SERVICES - 7.0%
48	Chemed Corp.	$15,530
224	Encompass Health Corp.	18,276
603	Ensign Group, Inc.	23,559
114	Quest Diagnostics, Inc.	12,538
		69,903
	HOUSEHOLD PRODUCTS - 1.4%
253	Church & Dwight Co., Inc.	14,315

	HOUSEWARES - 1.1%
187	Toro Co.	11,368

	INTERNET - 1.5%
273	Cogent Communications Holdings, Inc.	14,933

	LODGING - 1.2%
208	Wyndham Worldwide Corp.	11,804

	MACHINERY-DIVERSIFIED - 3.1%
282	Cognex Corp.	15,172
109	Nordson Corp.	15,153
		30,325
	MEDIA - 3.1%
19	Cable One, Inc.	15,917
64	FactSet Research Systems, Inc.	14,681
		30,598
	OIL & GAS - 1.1%
435	Cabot Oil & Gas Corp.	10,366

	PHARMACEUTICALS - 0.9%
112	Perrigo Co. PLC	8,569

	PIPELINES - 2.6%
846	Antero Midstream GP LP	14,289
231	Phillips 66 Partners LP	11,887
		26,176
	REAL ESTATE - 6.4%
95	Alexandria Real Estate Equities, Inc.	12,193
101	CoreSite Realty Corp.	11,763
563	Kennedy-Wilson Holdings, Inc.	12,076
596	Retail Opportunity Investments Corp.	11,765
183	Ryman Hospitality Properties, Inc.	16,238
		64,035
	RECREATIONAL PRODUCTS - 1.1%
117	Thor Industries, Inc.	11,166

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares	Security		Market Value

	COMMON STOCK - 95.7% (Continued)
	RETAIL - 6.3%
93	Casey's General Stores, Inc.		$10,618
59	Domino's Pizza, Inc.		17,615
108	Lithia Motors, Inc.		9,331
259	PetMed Express, Inc.		9,503
178	Tractor Supply Co.		15,714
			62,781
	SEMICONDUCTORS - 3.8%
120	Cabot Microelectronics Corp.		13,528
162	Power Integrations, Inc.		11,883
154	Xilinx, Inc.		11,986
			37,397
	SOFTWARE - 2.9%
178	j2 Global, Inc.		14,697
91	Jack Henry & Associates, Inc.		14,418
			29,115
	TECHNOLOGY SERVICES - 4.7%
150	Broadridge Financial Solutions, Inc.		20,271
146	MSCI, Inc.		26,318
			46,589
	TELECOMMUNICATIONS - 1.6%
125	Motorola Solutions, Inc.		16,045

	TRANSPORTATION - 1.5%
191	Ryder System, Inc.		14,676

	UTILITIES - 5.2%
1,019	Algonquin Power & Utilities Corp.		10,547
268	American States Water Co.		16,195
140	American Water Works Co., Inc.		12,256
617	NRG Yield, Inc.		12,247
			51,245

	TOTAL COMMON STOCK (Cost - $828,774)		951,112

	TOTAL INVESTMENTS - 95.7% (Cost - $828,774) (a)		$951,112
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		42,986
	NET ASSETS - 100.00%		$994,098

LP - Limited Partnership
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $828,392 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$141,785
		Unrealized depreciation:	(19,065)
		Net unrealized appreciation:	$122,720

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$175,247,957	$-	$-	$175,247,957
Total	$175,247,957	$-	$-	$175,247,957

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$3,900,434	$20,508,049	$-	$24,408,483
Total	$3,900,434	$20,508,049	$-	$24,408,483

Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$951,112	$-	$-	$951,112
Total	$951,112	$-	$-	$951,112

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 10/26/2018

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 10/26/2018